Business combination (Details) - USD ($)		5 Months Ended	12 Months Ended
	Aug. 04, 2025	Dec. 31, 2025	Dec. 31, 2025
Business combination
Goodwill		$ 5,656,000	$ 5,656,000
IC'Alps
Business combination
Percentage of issued and outstanding shares acquired	100.00%
Acquisition-related costs	$ 306,064
Contingent consideration liability	0	0	0
Remeasurement gains or losses			$ 0
Deferred tax liabilities	4,416,375
Goodwill	5,504,000
Good expected to be deductible for income tax purposes.	$ 0
Weighted-average useful life	15 years 3 months 18 days
Contributed revenue		3,600,625
Contributed net loss		$ 1,405,384